Accumulated Other Comprehensive Income - Schedule of Derivative Gain (Loss) Recognized Out of Each Component of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	$ (1.4)	$ 3.1	$ 4.6
Tax (expense) benefit	0.4	(0.8)	(1.6)
Net of tax	(1.0)	2.3	3.0
Interest Rate Swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	0.0	0.0	0.6
Interest Rate Caps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	(1.4)	2.6	0.0
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	$ 0.0	$ 0.5	$ 4.0